Organization and Principal Activities	12 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Techlution Service Limited (“TSL”) was incorporated in accordance with laws and regulations of Hong Kong on November 28, 2017. It is mainly engaged in the provision of system development services, application development services and NFT-related services.

Neural Sense Limited (“NSL”) was incorporated in accordance with laws and regulations of Hong Kong on October 16, 2019. It is mainly engaged in the provision of system development services and AI-OCR services.

Alpha Technology Group (HK) Limited (formerly known as RadiNation Technology Limited) (“Alpha HK”) incorporated in accordance with laws and regulations of Hong Kong on September 14, 2022. Alpha HK has not commenced its operations.

Alpha Technology Group Limited (“Alpha”) was incorporated in the British Virgin Islands on October 5, 2022 as an exempted company. Alpha is engaged in investment holding.

Aifa Technology (Guangzhou) Company Ltd. (“Aifa”) was incorporated in the The People’s Republic of China on November 6, 2024. Aifa has not commenced its operations.

On October 12, 2022, Alpha acquired 100% of equity interest in NSL and TSL from the former shareholders. NSL and TSL became Alpha’s wholly owned subsidiaries. Alpha as investing holding company conducts its primary operations through its two wholly owned subsidiaries after the acquisition.

On December 19, 2023, Alpha acquired 100% of equity interest in Alpha HK from the Fuchsia Capital Limited. Alpha HK became Alpha’s wholly owned subsidiary.

Recent development

On November 6, 2024, Alpha HK set up a wholly owned subsidiary - Aifa Technology (Guangzhou) Company Ltd. The registered capital was RMB5,000,000 which should be paid up by June 30, 2029. No capital was paid up to date.

On November 15, 2024, the Company entered into agreement with Aimpact Academy Limited to form a joint venture company named Alpha Deepmind Limited. The Company held 60% shares of the joint venture company. The joint venture company was transferred from Fushsia Capital Limited on December 23, 2024.

On the March 27, 2025, Alpha and The Hong Kong University of Science and Technology announced the establishment of the “AlphaMind Lab”, an AI research institute focused on developing the revolutionary “Alpha Engine”. The primary goal of the Alpha Engine is to drastically reduce the time and cost associated with high-quality data collection and manual annotation by utilizing the “training AI with AI” autonomous learning architecture. This innovation aims to compress the time required to develop a dedicated AI model from the traditional 6-9 months to just 3 days or even 3 hours. The breakthrough of Alpha Engine aims to turn customized AI from a “luxury” into a “necessity”.

Initial public offering

On November 2, 2023, Alpha announced its closing of the initial public offering of 1,750,000 Ordinary Shares at an offering price of US$4 per Ordinary Share. Alpha raised total gross proceeds of approximately US$7,000,000. After deducting underwriting discounts, commissions, and other offering expenses, the Company received a total net proceeds of approximately US$4,303,081. In addition, the Company granted to its underwriters an option for a period of 45 days after closing of the initial public offering to purchase up to an additional 262,500 Ordinary Shares at the public offering price, less underwriting discounts. On November 21, 2023, the underwriters fully exercised the over-allotment option to purchase an additional 262,500 Ordinary Shares at the public offering price of $4.00 per share. As a result, Alpha further raised gross proceeds of approximately US$1,050,000, in addition to the previously discussed gross proceeds of approximately US$7,000,000, before deducting underwriting discounts and offering expenses. After deducting underwriting discounts, commissions, and other offering expenses, the Company received a total net proceeds of approximately US$5,323,693.

During the years ended September 30, 2025 and 2024 the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Issued ordinary share capital	Ownership	Principal activities
Techlution Service Limited (“TSL”)	November 28, 2017, Hong Kong	HK$10,000	100% owned by Alpha Technology Group Limited	providing IT development and consulting service to customers
Neural Sense Limited (“NSL”)	October 16, 2019, Hong Kong	HK$10,000	100% owned by Alpha Technology Group Limited	providing IT development and consulting service to customers
Alpha Technology Group (HK) Limited (“Alpha HK”)	September 14, 2022, Hong Kong	HK$10,000	100% owned by Alpha Technology Group Limited	has not commenced its operations
Aifa Technology (Guangzhou) Company Ltd (“Aifa”)	November 6, 2024, PRC	RMB5,000,000	100% owned by Alpha Technology Group Limited	has not commenced its operations